Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivable Prepayments and Deposits [Abstract]
Other receivables prepayments and deposits
	As of December 31,
	2011	2010

Advances to staff	$479,332	$123,500
Prepayments	4,241,956	2,820,372
Other receivables	1,028,768	388,875

	$5,750,056	$3,332,747